Concentrations of Credit Risk	3 Months Ended
Mar. 31, 2013
Concentrations of Credit Risk [Abstract]
CONCENTRATIONS OF CREDIT RISK
12.           CONCENTRATIONS OF CREDIT RISK

Financial instruments that potentially subject the Company to concentration of credit risk consist of cash in financial institutions. At December 31, 2011, substantially all of the Company’s cash was in one bank subject to FDIC’s insurance of $250,000 per depositor per insured bank. From December 31, 2011 through March 31, 2013, all noninterest-bearing transaction accounts were fully insured under the Dodd-Frank Act, regardless of the balances of the account and the ownership capacity of the funds.

The Company grants credit under normal payment terms, generally without collateral, to its customers.  These customers primarily consist of telephone companies, cable television multiple system operators and electric and gas utilities. With respect to a portion of the services provided to these customers, the Company has certain statutory lien rights that may in certain circumstances enhance the Company’s collection efforts. Adverse changes in overall business and economic factors may impact the Company’s customers and increase credit risks.  These risks may be heightened as a result of the current economic developments and market volatility.  In the past, some of the Company’s customers have experienced significant financial difficulties and likewise, some may experience financial difficulties in the future.  These difficulties expose the Company to increased risks related to the collectability of amounts due for services performed.  The Company believes that none of its significant customers were experiencing financial difficulties that would impact the collectability of the Company’s trade accounts receivable as of March 31, 2013 and December 31, 2012 and 2011.

As of and for the three months ended March 31, 2013 and 2012, and as of for the years ended December 31, 2012 and 2011, concentrations of significant customers were as follows:

	Accounts Receivable	Revenues
Three months ended March 31, 2013 and as at March 31, 2013
Ericsson, Inc	39%	49%
Ericsson Caribbean	7%	4%
Uline	2%	4%
Verizon	3%	4%
Bartech	2%	3%

	Accounts Receivable	Revenues
Three months ended March 31, 2012 and as at March 31, 2012
ABSS	0%	30%
Verizon	24%	24%
Alpha Technologies Services	25%	12%
Hotwire Communications	14%	8%
South West Florida Works	10%	6%

	Accounts Receivable	Revenues
Year ended December 31, 2012 and as at December 31, 2012
C2 Utility	10%	4%
Ericsson Caribbean	11%	5%
Verizon Communications, Inc.	3%	7%
Nexlink	0%	14%
Ericsson, Inc.	33%	33%

	Accounts Receivable	Revenues
Year ended December 31, 2011 and as at December 31, 2011
Danella Construction Corp. of FL, Inc.	4%	17%
Alpha Technologies Services	8%	1%
Verizon Communications, Inc.	48%	56%
Hotwire Communications	5%	4%
Miami-Dade County ETSD	1%	5%
Miami Dade County Public Schools	28%	4%

Geographic Concentration Risk

Substantially all of the Company’s customers are located within the United States.